OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivative Financial Instruments, Recorded as an Asset or a Liability (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 PEN (S/)	Jul. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				S/ 987,663		S/ 1,478,726
Liabilities				891,899		1,345,665
Nominal amount				65,749,481		63,818,334
Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				909,512		1,327,964
Liabilities				845,101		1,320,883
Nominal amount				63,115,736		61,470,540
Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				78,151		150,762
Liabilities				46,898		24,782
Nominal amount				2,633,745		2,347,794
Fair Value Hedges [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount				778,900		926,500
Foreign Currency Forwards [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				334,505		500,348
Liabilities				205,341		288,857
Nominal amount		$ 14.7		54,400
Foreign Currency Forwards [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				334,505		500,348
Liabilities				205,341		288,857
Nominal amount				32,206,841		34,224,865
Maturity		January 2024 / March 2026	January 2023 / August 2024
Foreign Currency Forwards [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				57		0
Liabilities				0		0
Nominal amount				54,392		0
Maturity		June 2024
Related instruments		Debts to bank
Interest Rate Swap [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				341,898		415,034
Liabilities				204,775		277,988
Interest Rate Swap [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				341,898		415,034
Liabilities				204,775		277,988
Nominal amount				17,471,629		10,834,324
Maturity		January 2024 / September 2033	January 2023 / December 2032
Interest Rate Swap [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				786		0
Liabilities				337		0
Nominal amount				556,350		0
Maturity		April 2026 / May 2026
Related instruments		Cash and due from banks
Interest Rate Swap [Member] | Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				41,554		52,106
Liabilities				0		397
Nominal amount				778,890		926,497
Maturity		March 2025 / February 2028	January 2023 / February 2028
Related instruments		Investments
Currency Swaps [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				230,818		410,439
Liabilities				429,365		749,420
Currency Swaps [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				230,818		410,439
Liabilities				429,365		749,420
Nominal amount				12,895,649		16,000,208
Maturity		January 2024 / August 2033	January 2023 / January 2033
Foreign Exchange Options [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,104		1,349
Liabilities				4,002		3,168
Foreign Exchange Options [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,104		1,349
Liabilities				4,002		3,168
Nominal amount				501,189		362,324
Maturity		January 2024 / March 2025	January 2023 / June 2024
Futures [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,187		794
Liabilities				1,618		1,450
Futures [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,187		794
Liabilities				1,618		1,450
Nominal amount				40,428		48,819
Maturity		March 2024	March 2023
Cross Currency Swap Contract [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount		$ 60.0		222,500
Cross Currency Swap Contract [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				13,843		20,114
Liabilities				25,524		8,418
Nominal amount				815,980		839,080
Maturity		January 2025	January 2025
Related instruments		Bonds issued
Cross Currency Swap Contract One [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				0		21,935
Liabilities				0		0
Nominal amount				0		171,630
Maturity			August 2026
Related instruments	[1]	Repurchase agreements
Cross Currency Swap Contract One [Member] | Cash Flow Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount			$ 25.0		$ 25.0	95,300
Cross Currency Swap Contract Two [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,552		0
Liabilities				0		13,688
Nominal amount				78,969		145,715
Maturity		November 2025	December 2023
Related instruments		Bonds issued
Cross Currency Swap Contract Three [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				20,359		41,746
Liabilities				9,784		2,123
Nominal amount				126,624		131,382
Maturity		February 2024 / January 2025	January 2023 / January 2025
Related instruments		Investments
Cross Currency Swap Contract Four [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				0		0
Liabilities				11,253		156
Nominal amount				222,540		38,140
Maturity		May 2025 / June 2025	June 2025
Related instruments		Debts to bank
Cross Currency Swap Contract Five [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				0		14,861
Liabilities				0		0
Nominal amount				S/ 0		S/ 95,350
Maturity			August 2026
Related instruments	[1]	Repurchase agreements

[1]	Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2023 and 2022.